SCHEDULE OF CAPITAL ACCOUNTS ARE TRANSLATED AT THEIR HISTORICAL EXCHANGE RATES (Details)	Jun. 30, 2024	Jun. 30, 2023
Period-end $: HK$ exchange rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Period average exchange rate	7.8076	7.8200
Period average $: HK$ exchange rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Period average exchange rate	7.8186	7.8350
Period-end $: NT$ exchange rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Period average exchange rate	32.4944	31.0718
Period average $: NT$ exchange rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Period average exchange rate	31.8848	30.6095
Period-end $: SG$ exchange rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Period average exchange rate	1.3557	1.3545
Period average $: SG$ exchange rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Period average exchange rate	1.3467	1.3384